Long-term investments - Operating entities (Detail) - $ / MWh	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022
Texas Coastal Wind Facilities
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)	51.00%	51.00%
Wind facility capacity (megawatt AC)		861,000
Blue Hill Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)		20.00%
Wind facility capacity (megawatt AC)		175,000
Red Lily Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)		75.00%
Wind facility capacity (megawatt AC)		26,400
Val-Eo Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)		50.00%
Wind facility capacity (megawatt AC)		24,000